Segment Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total operating revenues	$ 125,564	$ 53,518
Depreciation and amortization	(36,866)	(42,552)
Other operating expenses	(115,230)	(76,326)
Other operating gains and losses	111,366	0
Operating income (loss) before inter-segment eliminations	84,834	(65,360)
Operating (loss) income	84,834	(65,360)
Equity in net earnings (losses) of affiliates	(6,215)	(13,193)
Total assets	5,192,974		$ 4,764,287
Investments in affiliates	708,664		703,225
Operating Segments | Vessel Operations
Segment Reporting Information [Line Items]
Total operating revenues	106,987	53,518
Depreciation and amortization	(32,775)	(42,552)
Other operating expenses	(103,058)	(76,100)
Other operating gains and losses	10,000	0
Operating income (loss) before inter-segment eliminations	(18,846)	(65,134)
Operating (loss) income	(18,641)	(64,935)
Equity in net earnings (losses) of affiliates	8,693	(2,606)
Total assets	2,882,837		3,025,244
Investments in affiliates	449,974		472,482
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues	18,577	0
Depreciation and amortization	(4,091)	0
Other operating expenses	(12,172)	(226)
Other operating gains and losses	101,366	0
Operating income (loss) before inter-segment eliminations	103,680	(226)
Operating (loss) income	103,680	(226)
Equity in net earnings (losses) of affiliates	(2,047)	(3,126)
Total assets	2,056,768		1,515,463
Investments in affiliates	0		2,047
Operating Segments | Power Segment
Segment Reporting Information [Line Items]
Total operating revenues	0	0
Depreciation and amortization	0	0
Other operating expenses	0	0
Other operating gains and losses	0	0
Operating income (loss) before inter-segment eliminations	0	0
Operating (loss) income	0	0
Equity in net earnings (losses) of affiliates	(12,861)	(7,461)
Total assets	258,690		228,696
Investments in affiliates	258,690		228,696
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total operating revenues	0	0
Depreciation and amortization	0	0
Other operating expenses	0	0
Other operating gains and losses	0	0
Operating income (loss) before inter-segment eliminations	0	0
Operating (loss) income	(205)	(199)
Equity in net earnings (losses) of affiliates	0	0
Total assets	(5,321)		(5,116)
Investments in affiliates	0		$ 0
Intersegment Eliminations | Vessel Operations
Segment Reporting Information [Line Items]
Operating (loss) income	205	199
Intersegment Eliminations | FLNG
Segment Reporting Information [Line Items]
Operating (loss) income	0	0
Intersegment Eliminations | Power Segment
Segment Reporting Information [Line Items]
Operating (loss) income	$ 0	$ 0